Schedule of Investments (unaudited)
July 31, 2025
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Foreign Government Obligations
Australia — 4.6%
Australia Government Bond
0.50%, 09/21/26(a)	AUD3,778	$2,350,505
1.00%, 12/21/30(a)	AUD3,704	2,071,831
1.00%, 11/21/31(a)	AUD5,146	2,787,370
1.25%, 05/21/32	AUD4,726	2,559,084
1.50%, 06/21/31	AUD3,600	2,040,172
1.75%, 11/21/32(a)	AUD4,840	2,672,416
1.75%, 06/21/51(a)	AUD2,862	976,429
2.25%, 05/21/28(a)	AUD3,798	2,367,073
2.50%, 05/21/30	AUD4,452	2,724,318
2.75%, 11/21/27(a)	AUD1,599	1,013,725
2.75%, 11/21/28(a)	AUD3,717	2,338,208
2.75%, 11/21/29(a)	AUD4,169	2,595,509
2.75%, 06/21/35(a)	AUD3,735	2,109,262
2.75%, 05/21/41(a)	AUD2,829	1,436,410
3.00%, 11/21/33(a)	AUD4,174	2,474,641
3.00%, 03/21/47(a)	AUD2,277	1,099,578
3.25%, 04/21/29(a)	AUD3,437	2,191,007
3.25%, 06/21/39(a)	AUD1,347	753,158
3.50%, 12/21/34(a)	AUD4,471	2,714,194
3.75%, 05/21/34(a)	AUD3,815	2,378,134
3.75%, 04/21/37(a)	AUD3,110	1,883,080
4.25%, 06/21/34(a)	AUD798	516,158
4.25%, 12/21/35(a)	AUD2,565	1,642,677
4.25%, 03/21/36(a)	AUD2,697	1,725,029
4.25%, 10/21/36	AUD1,203	766,745
4.50%, 04/21/33(a)	AUD5,177	3,432,099
4.75%, 04/21/27(a)	AUD4,002	2,631,064
4.75%, 06/21/54(a)	AUD1,686	1,047,048
		55,296,924
Austria — 4.5%
Republic of Austria Government Bond
0.00%, 10/20/28(b)	EUR2,174	2,309,979
0.00%, 02/20/30(b)	EUR2,724	2,786,263
0.00%, 02/20/31(b)	EUR2,895	2,871,639
0.00%, 10/20/40(b)	EUR1,062	725,476
0.25%, 10/20/36(b)	EUR1,439	1,193,377
0.50%, 04/20/27(b)	EUR2,987	3,320,135
0.50%, 02/20/29(a)(b)	EUR2,289	2,453,906
0.50%, 02/20/29(b)	EUR107	114,709
0.70%, 04/20/71(b)	EUR1,142	450,924
0.75%, 10/20/26(b)	EUR2,256	2,535,928
0.75%, 02/20/28(b)	EUR2,809	3,095,035
0.75%, 03/20/51(b)	EUR1,730	1,052,486
0.85%, 06/30/2120(b)	EUR912	312,024
0.90%, 02/20/32(b)	EUR1,660	1,692,828
1.50%, 02/20/47(b)	EUR1,834	1,452,681
1.50%, 11/02/86(b)	EUR626	335,192
1.85%, 05/23/49(b)	EUR1,450	1,203,326
2.10%, 09/20/2117(b)	EUR1,056	701,854
2.40%, 05/23/34(b)	EUR1,593	1,745,941
2.50%, 10/20/29(b)	EUR1,133	1,298,952
2.90%, 05/23/29(a)(b)	EUR1,124	1,310,030
2.90%, 02/20/33(a)(b)	EUR3,703	4,253,752
2.90%, 02/20/34(a)(b)	EUR2,241	2,557,684
2.95%, 02/20/35(b)	EUR1,837	2,084,727
3.15%, 06/20/44(b)	EUR1,955	2,132,210
3.15%, 10/20/53(b)	EUR1,338	1,390,265
3.20%, 07/15/39(a)	EUR1,412	1,586,220
Security	Par (000)	Value
Austria (continued)
3.45%, 10/20/30(a)(b)	EUR1,871	$2,230,990
3.80%, 01/26/62(b)	EUR858	996,284
4.15%, 03/15/37(a)(b)	EUR2,400	2,997,566
6.25%, 07/15/27	EUR1,473	1,813,046
		55,005,429
Belgium — 4.6%
Kingdom of Belgium Government Bond
0.00%, 10/22/27(b)	EUR1,732	1,887,810
0.00%, 10/22/31(a)(b)	EUR1,997	1,926,874
0.10%, 06/22/30(b)	EUR1,686	1,710,299
0.35%, 06/22/32(b)	EUR1,848	1,784,160
0.40%, 06/22/40(b)	EUR975	701,649
0.65%, 06/22/71(b)	EUR926	320,512
0.80%, 06/22/27(b)	EUR2,603	2,902,517
0.80%, 06/22/28(b)	EUR2,433	2,669,635
0.90%, 06/22/29(b)	EUR2,301	2,483,576
1.00%, 06/22/31(b)	EUR1,920	1,991,713
1.25%, 04/22/33(b)	EUR1,700	1,721,785
1.40%, 06/22/53(b)	EUR1,399	902,204
1.45%, 06/22/37(b)	EUR944	873,684
1.60%, 06/22/47(b)	EUR1,063	807,739
1.70%, 06/22/50(b)	EUR1,412	1,039,562
1.90%, 06/22/38(b)	EUR1,295	1,237,702
2.15%, 06/22/66(b)	EUR1,163	812,360
2.25%, 06/22/57(b)	EUR1,048	804,653
2.60%, 10/22/30(b)	EUR1,228	1,400,692
2.70%, 10/22/29(b)	EUR1,107	1,276,573
2.75%, 04/22/39(b)	EUR759	792,719
2.75%, 04/22/39(a)(b)	EUR630	657,988
2.85%, 10/22/34(a)(b)	EUR2,215	2,471,388
3.00%, 06/22/33(b)	EUR1,868	2,139,009
3.00%, 06/22/33(a)(b)	EUR604	691,628
3.00%, 06/22/34(b)	EUR1,574	1,785,830
3.10%, 06/22/35(b)	EUR1,251	1,414,506
3.30%, 06/22/54(b)	EUR1,090	1,089,538
3.30%, 06/22/54(a)(b)	EUR317	316,866
3.45%, 06/22/42(b)	EUR877	962,910
3.45%, 06/22/43(a)(b)	EUR834	913,024
3.50%, 06/22/55(b)	EUR494	509,125
3.50%, 06/22/55(a)(b)	EUR691	712,156
3.75%, 06/22/45(a)	EUR1,315	1,486,203
4.00%, 03/28/32(a)	EUR1,167	1,427,694
4.25%, 03/28/41(b)	EUR2,200	2,683,705
5.00%, 03/28/35(b)	EUR2,540	3,341,065
5.50%, 03/28/28(a)	EUR2,094	2,591,846
		55,242,899
Canada — 4.6%
Canada Government Bond
1.25%, 06/01/30	CAD2,116	1,404,232
1.50%, 12/01/31	CAD1,231	801,989
2.25%, 12/01/29(b)	CAD1,215	851,181
3.25%, 12/01/33	CAD1,439	1,030,646
3.50%, 12/01/57	CAD1,112	764,372
Canadian Government Bond
0.50%, 12/01/30	CAD1,310	825,283
1.00%, 09/01/26	CAD1,341	949,704
1.00%, 06/01/27	CAD746	521,500
1.25%, 03/01/27	CAD1,203	847,821
1.25%, 06/01/30	CAD2,199	1,459,313
1.50%, 06/01/31	CAD3,765	2,478,851

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
1.50%, 12/01/31	CAD2,128	$1,386,379
1.75%, 12/01/53	CAD3,050	1,435,389
2.00%, 06/01/28	CAD1,295	913,818
2.00%, 06/01/32	CAD2,041	1,361,134
2.00%, 12/01/51	CAD3,762	1,919,771
2.25%, 06/01/29	CAD456	321,155
2.50%, 08/01/27	CAD2,652	1,903,905
2.50%, 12/01/32	CAD2,277	1,559,670
2.75%, 05/01/27	CAD2,234	1,611,492
2.75%, 09/01/27	CAD1,134	817,943
2.75%, 03/01/30	CAD3,574	2,549,957
2.75%, 06/01/33	CAD1,576	1,092,815
2.75%, 12/01/48	CAD1,261	771,543
2.75%, 12/01/55	CAD3,063	1,811,339
2.75%, 12/01/64	CAD737	424,514
3.00%, 02/01/27	CAD2,109	1,527,183
3.00%, 06/01/34	CAD3,219	2,253,834
3.25%, 11/01/26	CAD2,417	1,754,628
3.25%, 09/01/28	CAD1,937	1,413,747
3.25%, 12/01/33	CAD1,443	1,033,511
3.25%, 12/01/34	CAD2,468	1,756,081
3.25%, 06/01/35	CAD3,467	2,460,654
3.50%, 03/01/28	CAD1,522	1,116,884
3.50%, 09/01/29	CAD2,836	2,088,255
3.50%, 03/01/34	CAD1,470	1,070,567
3.50%, 12/01/45	CAD909	638,012
4.00%, 08/01/26	CAD2,357	1,721,685
4.00%, 03/01/29	CAD2,536	1,897,388
4.00%, 06/01/41	CAD775	584,198
5.00%, 06/01/37	CAD438	360,835
5.75%, 06/01/29	CAD340	270,150
5.75%, 06/01/33	CAD546	458,977
Canadian When Issued Government Bond, 2.75%, 09/01/30	CAD2,049	1,456,334
		55,678,639
Denmark — 2.2%
Denmark Government Bond
0.00%, 11/15/31	DKK16,589	2,207,682
0.25%, 11/15/52	DKK29,757	2,353,491
0.50%, 11/15/27	DKK23,148	3,439,950
0.50%, 11/15/29	DKK21,026	3,015,631
2.25%, 11/15/26	DKK13,287	2,047,040
2.25%, 11/15/33	DKK31,952	4,832,699
2.25%, 11/15/35	DKK7,236	1,078,040
4.50%, 11/15/39	DKK44,171	8,152,375
		27,126,908
Finland — 4.6%
Finland Government Bond
0.00%, 09/15/26(a)(b)	EUR72	80,368
0.00%, 09/15/26(b)	EUR1,395	1,557,125
0.00%, 09/15/30(b)	EUR2,289	2,299,342
0.13%, 09/15/31(b)	EUR2,691	2,637,777
0.13%, 04/15/36(b)	EUR1,915	1,588,478
0.13%, 04/15/52(b)	EUR1,623	768,501
0.25%, 09/15/40(b)	EUR1,855	1,334,171
0.50%, 09/15/27(b)	EUR1,787	1,974,147
0.50%, 09/15/28(b)	EUR3,285	3,555,700
0.50%, 09/15/29(b)	EUR3,225	3,412,474
0.50%, 04/15/43(a)(b)	EUR1,619	1,126,040
0.75%, 04/15/31(b)	EUR2,164	2,231,713
Security	Par (000)	Value
Finland (continued)
1.13%, 04/15/34(b)	EUR1,857	$1,824,680
1.38%, 04/15/27(b)	EUR2,417	2,728,131
1.38%, 04/15/47(b)	EUR2,826	2,168,316
1.50%, 09/15/32(b)	EUR3,025	3,168,674
2.50%, 04/15/30(b)	EUR1,653	1,889,383
2.63%, 07/04/42(b)	EUR1,980	2,029,595
2.75%, 07/04/28(b)	EUR1,729	2,005,710
2.75%, 04/15/38(b)	EUR2,145	2,315,639
2.88%, 04/15/29(a)(b)	EUR2,499	2,906,528
2.95%, 04/15/55(a)(b)	EUR2,030	2,018,252
3.00%, 09/15/33(b)	EUR2,671	3,074,419
3.00%, 09/15/34(b)	EUR2,996	3,424,846
3.00%, 09/15/35(b)	EUR1,787	2,026,496
3.20%, 04/15/45(a)	EUR1,002	1,090,950
		55,237,455
France — 8.4%
French Republic Government Bond OAT
0.00%, 02/25/27(a)(b)	EUR2,295	2,538,910
0.00%, 11/25/29(a)(b)	EUR397	406,663
0.00%, 11/25/29(b)	EUR2,161	2,213,600
0.00%, 11/25/30(a)(b)	EUR2,716	2,688,814
0.00%, 11/25/31(a)(b)	EUR2,832	2,702,496
0.00%, 05/25/32(a)(b)	EUR448	419,231
0.00%, 05/25/32(b)	EUR1,946	1,821,035
0.25%, 11/25/26(a)(b)	EUR2,115	2,359,571
0.50%, 05/25/29(a)(b)	EUR3,221	3,416,292
0.50%, 05/25/40(b)	EUR1,578	1,145,317
0.50%, 06/25/44(a)(b)	EUR905	572,370
0.50%, 05/25/72(b)	EUR535	160,084
0.75%, 02/25/28(a)(b)	EUR3,620	3,983,247
0.75%, 05/25/28(a)(b)	EUR2,854	3,125,401
0.75%, 11/25/28(a)(b)	EUR2,966	3,212,511
0.75%, 05/25/52(a)(b)	EUR1,589	846,842
0.75%, 05/25/53(b)	EUR1,659	859,914
1.00%, 05/25/27(a)(b)	EUR1,731	1,938,871
1.25%, 05/25/34(a)(b)	EUR2,732	2,650,093
1.25%, 05/25/36(b)	EUR2,945	2,699,421
1.25%, 05/25/38(a)(b)	EUR1,762	1,525,589
1.50%, 05/25/31(a)(b)	EUR3,172	3,373,009
1.50%, 05/25/50(b)	EUR1,488	1,032,787
1.75%, 06/25/39(b)	EUR1,575	1,430,003
1.75%, 05/25/66(b)	EUR1,033	622,791
2.00%, 11/25/32(a)(b)	EUR2,916	3,107,109
2.00%, 05/25/48(b)	EUR1,582	1,277,124
2.40%, 09/24/28(b)	EUR1,369	1,565,583
2.50%, 09/24/26(b)	EUR1,359	1,559,420
2.50%, 09/24/27(b)	EUR1,959	2,252,824
2.50%, 05/25/30(a)(b)	EUR3,273	3,715,350
2.50%, 05/25/43(a)(b)	EUR1,521	1,436,866
2.70%, 02/25/31(b)	EUR1,195	1,359,097
2.75%, 10/25/27(a)(b)	EUR2,789	3,224,183
2.75%, 02/25/29(a)(b)	EUR2,451	2,828,128
2.75%, 02/25/30(a)(b)	EUR2,790	3,204,642
3.00%, 05/25/33(a)(b)	EUR2,081	2,359,162
3.00%, 11/25/34(b)	EUR2,133	2,378,923
3.00%, 06/25/49(a)(b)	EUR829	804,619
3.00%, 05/25/54(a)(b)	EUR1,306	1,216,321
3.20%, 05/25/35(b)	EUR2,212	2,493,536
3.25%, 05/25/45(a)(b)	EUR1,541	1,606,119
3.25%, 05/25/55(b)	EUR255	247,675
3.25%, 05/25/55(a)(b)	EUR980	951,849

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
France (continued)
3.50%, 11/25/33(a)(b)	EUR2,511	$2,934,898
3.60%, 05/25/42(b)	EUR606	671,926
3.75%, 05/25/56(b)	EUR891	945,520
4.00%, 10/25/38(a)(b)	EUR1,317	1,562,317
4.00%, 04/25/55(b)	EUR992	1,111,779
4.00%, 04/25/60(a)(b)	EUR975	1,073,995
4.50%, 04/25/41(a)(b)	EUR1,945	2,414,961
4.75%, 04/25/35(a)(b)	EUR1,691	2,158,446
5.50%, 04/25/29(a)(b)	EUR1,701	2,150,051
5.75%, 10/25/32(a)(b)	EUR1,504	2,020,207
		102,377,492
Germany — 6.7%
Bundesobligation
0.00%, 10/09/26(a)	EUR1,779	1,984,880
0.00%, 04/16/27(a)	EUR916	1,012,024
1.30%, 10/15/27(a)	EUR3,828	4,308,986
2.10%, 04/12/29(a)	EUR1,545	1,761,269
2.20%, 04/13/28(a)	EUR410	470,348
2.40%, 10/19/28(a)	EUR1,185	1,366,047
2.40%, 04/18/30(a)	EUR1,327	1,524,669
2.50%, 10/11/29(a)	EUR1,154	1,333,143
Bundesrepublik Deutschland Bundesanleihe
0.00%, 08/15/26(a)	EUR1,061	1,187,577
0.00%, 11/15/27(a)	EUR640	698,801
0.00%, 11/15/28(a)	EUR1,330	1,420,338
0.00%, 08/15/29(a)	EUR1,324	1,387,745
0.00%, 02/15/30(a)	EUR920	951,486
0.00%, 08/15/30(a)	EUR2,434	2,485,245
0.00%, 02/15/31(a)	EUR1,531	1,542,163
0.00%, 08/15/31(a)	EUR1,248	1,239,525
0.00%, 02/15/32(a)	EUR1,265	1,237,223
0.00%, 05/15/35(a)	EUR801	704,534
0.00%, 05/15/36(a)	EUR1,004	852,334
0.00%, 08/15/50(a)	EUR2,131	1,130,029
0.00%, 08/15/52(a)	EUR2,020	1,006,806
0.25%, 02/15/27(a)	EUR541	602,195
0.25%, 08/15/28(a)	EUR2,385	2,581,046
0.25%, 02/15/29(a)	EUR1,046	1,120,199
0.50%, 08/15/27(a)	EUR637	706,321
0.50%, 02/15/28(a)	EUR488	536,912
1.00%, 05/15/38(a)	EUR1,280	1,167,449
1.25%, 08/15/48(a)	EUR1,976	1,570,569
1.70%, 08/15/32(a)	EUR1,313	1,428,435
1.80%, 08/15/53(a)	EUR2,380	2,044,885
2.10%, 11/15/29(a)	EUR1,198	1,361,770
2.20%, 02/15/34(a)	EUR1,887	2,091,941
2.30%, 02/15/33(a)	EUR1,944	2,190,040
2.40%, 11/15/30(a)	EUR1,877	2,152,506
2.50%, 02/15/35(a)	EUR1,444	1,627,227
2.50%, 07/04/44(a)	EUR1,352	1,417,688
2.50%, 08/15/46(a)	EUR1,586	1,645,274
2.50%, 08/15/54(a)	EUR1,080	1,080,221
2.60%, 08/15/33(a)	EUR2,445	2,803,570
2.60%, 08/15/34(a)	EUR1,917	2,185,514
2.60%, 08/15/35(a)	EUR705	798,407
2.60%, 05/15/41(a)	EUR590	637,993
2.90%, 08/15/56(a)	EUR497	536,458
3.25%, 07/04/42(a)	EUR1,276	1,497,264
4.00%, 01/04/37(a)	EUR1,653	2,108,452
4.25%, 07/04/39(a)	EUR1,151	1,511,783
4.75%, 07/04/28(a)	EUR793	973,879
Security	Par (000)	Value
Germany (continued)
4.75%, 07/04/34(a)	EUR806	$1,077,458
4.75%, 07/04/40(a)	EUR983	1,360,179
5.50%, 01/04/31(a)	EUR686	909,331
5.63%, 01/04/28(a)	EUR1,184	1,466,544
6.25%, 01/04/30(a)	EUR743	991,123
6.50%, 07/04/27(a)	EUR616	762,500
Series G, 0.00%, 08/15/30(a)	EUR306	312,474
Series G, 0.00%, 08/15/31(a)	EUR842	836,532
Series G, 0.00%, 08/15/50(a)	EUR581	308,995
Bundesschatzanweisungen
1.70%, 06/10/27(a)	EUR1,280	1,454,045
2.00%, 12/10/26(a)	EUR800	913,480
2.20%, 03/11/27(a)	EUR166	190,210
2.70%, 09/17/26(a)	EUR2,398	2,758,763
		81,324,804
Ireland — 4.3%
Ireland Government Bond
0.00%, 10/18/31(a)	EUR4,021	3,915,592
0.20%, 05/15/27(a)	EUR2,738	3,025,242
0.20%, 10/18/30(a)	EUR3,293	3,343,770
0.35%, 10/18/32(a)	EUR2,322	2,246,556
0.40%, 05/15/35(a)	EUR2,167	1,933,375
0.55%, 04/22/41(a)	EUR1,923	1,461,555
0.90%, 05/15/28(a)	EUR4,423	4,884,929
1.10%, 05/15/29(a)	EUR3,536	3,867,010
1.30%, 05/15/33(a)	EUR2,032	2,090,375
1.35%, 03/18/31(a)	EUR3,267	3,516,904
1.50%, 05/15/50(a)	EUR3,805	2,959,687
1.70%, 05/15/37(a)	EUR3,663	3,610,033
2.00%, 02/18/45(a)	EUR4,752	4,366,583
2.40%, 05/15/30(a)	EUR3,870	4,416,502
2.60%, 10/18/34(a)	EUR2,529	2,813,075
3.00%, 10/18/43(a)	EUR1,599	1,735,546
3.15%, 10/18/55(a)	EUR1,292	1,361,341
		51,548,075
Israel — 3.7%
Israel Government Bond
1.00%, 03/31/30	ILS16,804	4,305,353
1.30%, 04/30/32	ILS16,293	3,995,707
1.50%, 05/31/37	ILS18,732	4,062,600
2.00%, 03/31/27	ILS8,159	2,320,841
2.25%, 09/28/28	ILS14,119	3,931,467
2.80%, 11/29/52	ILS11,279	2,343,352
3.75%, 09/30/27	ILS17,445	5,093,506
3.75%, 02/28/29	ILS14,798	4,302,849
3.75%, 03/31/47	ILS11,207	2,900,397
4.00%, 03/30/35	ILS11,813	3,399,156
4.60%, 08/31/29	ILS6,288	1,883,995
5.50%, 01/31/42	ILS11,977	3,920,616
6.25%, 10/30/26	ILS8,436	2,546,564
		45,006,403
Italy — 7.9%
Italy Buoni Poliennali Del Tesoro
0.00%, 08/01/26(a)	EUR611	684,043
0.25%, 03/15/28(a)	EUR1,234	1,338,377
0.45%, 02/15/29(a)	EUR1,580	1,684,647
0.50%, 07/15/28(a)	EUR731	792,156
0.60%, 08/01/31(b)	EUR1,070	1,068,868
0.85%, 01/15/27(a)	EUR586	657,724
0.90%, 04/01/31(a)	EUR1,215	1,247,506

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Italy (continued)
0.95%, 09/15/27(a)	EUR543	$604,860
0.95%, 08/01/30(a)	EUR657	689,219
0.95%, 12/01/31(b)	EUR1,353	1,368,815
0.95%, 06/01/32(a)	EUR1,029	1,026,189
0.95%, 03/01/37(b)	EUR775	663,170
1.10%, 04/01/27(a)	EUR682	766,051
1.25%, 12/01/26(a)	EUR734	829,519
1.35%, 04/01/30(a)	EUR1,586	1,710,849
1.45%, 03/01/36(b)	EUR844	788,024
1.50%, 04/30/45(b)	EUR963	726,007
1.65%, 12/01/30(b)	EUR1,008	1,087,129
1.65%, 03/01/32(b)	EUR1,358	1,428,850
1.70%, 09/01/51(b)	EUR871	613,201
1.80%, 03/01/41(a)(b)	EUR929	800,913
2.00%, 02/01/28(a)	EUR1,189	1,350,942
2.05%, 08/01/27(a)	EUR1,407	1,603,937
2.15%, 09/01/52(b)	EUR355	273,279
2.15%, 03/01/72(a)(b)	EUR225	149,657
2.20%, 06/01/27(a)	EUR907	1,037,842
2.25%, 09/01/36(b)	EUR859	865,185
2.45%, 09/01/33(b)	EUR1,167	1,263,014
2.45%, 09/01/50(b)	EUR828	694,595
2.50%, 12/01/32(a)	EUR1,007	1,104,969
2.55%, 02/25/27(a)	EUR540	620,107
2.65%, 12/01/27(a)	EUR1,046	1,205,564
2.65%, 06/15/28(a)	EUR1,093	1,258,041
2.70%, 10/15/27(a)	EUR839	967,493
2.70%, 10/01/30(b)	EUR650	738,403
2.70%, 03/01/47(b)	EUR830	760,080
2.80%, 12/01/28(a)	EUR926	1,072,583
2.80%, 06/15/29(a)	EUR555	640,550
2.80%, 03/01/67(b)	EUR567	460,111
2.95%, 02/15/27(a)	EUR1,031	1,190,776
2.95%, 07/01/30(a)	EUR940	1,083,248
2.95%, 09/01/38(b)	EUR677	711,271
3.00%, 08/01/29(a)	EUR787	916,045
3.00%, 10/01/29(a)	EUR1,378	1,597,945
3.10%, 08/28/26(a)	EUR2,219	2,558,912
3.10%, 03/01/40(b)	EUR566	593,135
3.15%, 11/15/31(b)	EUR1,484	1,710,048
3.25%, 07/15/32(b)	EUR750	864,615
3.25%, 03/01/38(b)	EUR788	858,333
3.25%, 09/01/46(b)	EUR807	812,688
3.35%, 07/01/29(a)	EUR638	749,849
3.35%, 03/01/35(b)	EUR1,209	1,376,995
3.40%, 04/01/28(a)	EUR1,756	2,062,395
3.45%, 07/15/27(a)	EUR451	527,197
3.45%, 07/15/31(a)	EUR1,129	1,325,438
3.45%, 03/01/48(b)	EUR800	823,980
3.50%, 03/01/30(b)	EUR1,267	1,503,475
3.50%, 02/15/31(a)(b)	EUR972	1,145,759
3.60%, 10/01/35(a)	EUR413	475,302
3.65%, 08/01/35(b)	EUR937	1,085,133
3.70%, 06/15/30(a)	EUR1,236	1,473,614
3.80%, 08/01/28(a)	EUR623	740,857
3.85%, 09/15/26(a)	EUR1,470	1,709,561
3.85%, 12/15/29(a)	EUR1,035	1,241,585
3.85%, 07/01/34(a)	EUR1,465	1,737,517
3.85%, 02/01/35(a)	EUR836	987,685
3.85%, 10/01/40(b)	EUR695	787,408
3.85%, 09/01/49(b)	EUR961	1,046,934
Security	Par (000)	Value
Italy (continued)
4.00%, 11/15/30(a)	EUR868	$1,048,892
4.00%, 10/30/31(b)	EUR720	874,007
4.00%, 04/30/35(a)(b)	EUR785	944,752
4.00%, 02/01/37(b)	EUR1,501	1,783,515
4.05%, 10/30/37(a)(b)	EUR565	670,126
4.10%, 02/01/29(a)	EUR625	752,519
4.10%, 04/30/46(b)	EUR196	224,946
4.15%, 10/01/39(a)(b)	EUR894	1,055,526
4.20%, 03/01/34(a)	EUR970	1,182,052
4.30%, 10/01/54(b)	EUR609	690,748
4.35%, 11/01/33(a)	EUR671	826,973
4.40%, 05/01/33(a)	EUR787	974,097
4.45%, 09/01/43(a)(b)	EUR728	874,131
4.50%, 10/01/53(a)(b)	EUR973	1,146,535
4.75%, 09/01/28(b)	EUR1,360	1,662,369
4.75%, 09/01/44(b)	EUR945	1,181,791
5.00%, 08/01/34(b)	EUR1,521	1,961,419
5.00%, 08/01/39(b)	EUR1,354	1,749,953
5.00%, 09/01/40(b)	EUR1,231	1,587,522
5.25%, 11/01/29(a)	EUR1,145	1,451,299
5.75%, 02/01/33(a)	EUR1,454	1,946,391
6.00%, 05/01/31(a)	EUR407	542,972
7.25%, 11/01/26(a)	EUR775	942,092
		96,414,796
Japan — 12.0%
Japan Government Five Year Bond
0.00%, 09/20/26	JPY38,400	252,704
0.00%, 12/20/26	JPY95,350	626,218
0.00%, 03/20/27	JPY95,550	626,081
0.00%, 06/20/27	JPY83,700	546,858
0.10%, 03/20/27	JPY36,900	242,157
0.10%, 09/20/27	JPY96,400	629,630
0.10%, 03/20/28	JPY49,850	324,111
0.10%, 06/20/28	JPY77,950	505,569
0.20%, 12/20/27	JPY23,550	153,837
0.20%, 03/20/28	JPY85,050	554,421
0.20%, 06/20/28	JPY20,100	130,741
0.20%, 12/20/28	JPY93,750	606,577
0.30%, 12/20/27	JPY40,450	264,862
0.30%, 06/20/28	JPY58,450	381,278
0.30%, 09/20/28	JPY11,300	73,553
0.30%, 12/20/28	JPY75,300	488,841
0.40%, 09/20/28	JPY88,400	577,197
0.40%, 12/20/28	JPY126,350	823,001
0.40%, 03/20/29	JPY68,650	446,325
0.40%, 06/20/29	JPY80,900	524,552
0.50%, 03/20/29	JPY79,700	520,021
0.50%, 06/20/29	JPY100,650	655,353
0.60%, 03/20/29	JPY25,500	166,976
0.60%, 06/20/29	JPY62,350	407,520
0.60%, 09/20/29	JPY47,800	311,743
0.70%, 09/20/29	JPY107,150	701,634
0.90%, 12/20/29	JPY112,450	741,201
1.00%, 12/20/29	JPY82,600	546,973
1.00%, 03/20/30	JPY304,950	2,016,270
1.00%, 06/20/30	JPY71,400	471,519
1.10%, 12/20/29	JPY101,750	676,617
Japan Government Forty Year Bond
0.40%, 03/20/56	JPY120,750	382,036
0.50%, 03/20/59	JPY94,950	292,399
0.50%, 03/20/60	JPY231,350	694,295

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Japan (continued)
0.70%, 03/20/61	JPY173,350	$554,387
0.80%, 03/20/58	JPY59,300	211,097
0.90%, 03/20/57	JPY129,950	488,519
1.00%, 03/20/62	JPY148,800	525,724
1.30%, 03/20/63	JPY182,150	705,058
1.40%, 03/20/55	JPY38,050	172,126
1.70%, 03/20/54	JPY22,450	111,196
1.90%, 03/20/53	JPY34,850	184,234
2.00%, 03/20/52	JPY59,700	326,691
2.20%, 03/20/49	JPY78,800	472,330
2.20%, 03/20/50	JPY88,800	524,444
2.20%, 03/20/51	JPY95,200	552,229
2.20%, 03/20/64	JPY289,650	1,473,412
2.40%, 03/20/48	JPY43,650	274,986
Japan Government Ten Year Bond
0.10%, 12/20/26	JPY39,850	262,061
0.10%, 03/20/27	JPY26,400	173,251
0.10%, 06/20/27	JPY30,150	197,339
0.10%, 09/20/27	JPY133,650	872,926
0.10%, 12/20/27	JPY16,300	106,225
0.10%, 03/20/28	JPY60,650	394,330
0.10%, 06/20/28	JPY50,550	327,858
0.10%, 09/20/28	JPY81,300	525,744
0.10%, 12/20/28	JPY42,850	276,314
0.10%, 06/20/29	JPY19,250	123,384
0.10%, 09/20/29	JPY26,050	166,399
0.10%, 12/20/29	JPY78,350	498,790
0.10%, 03/20/30	JPY40,050	254,084
0.10%, 06/20/30	JPY26,150	165,300
0.10%, 09/20/30	JPY42,900	270,321
0.10%, 12/20/30	JPY71,400	448,310
0.10%, 03/20/31	JPY53,300	333,454
0.10%, 06/20/31	JPY135,550	845,075
0.10%, 09/20/31	JPY78,700	488,759
0.10%, 12/20/31	JPY52,650	325,704
0.20%, 03/20/32	JPY58,400	362,216
0.20%, 06/20/32	JPY103,850	641,639
0.20%, 09/20/32	JPY51,450	316,551
0.40%, 06/20/33	JPY108,600	669,971
0.50%, 12/20/32	JPY112,950	707,668
0.50%, 03/20/33	JPY40,100	250,266
0.60%, 12/20/33	JPY359,800	2,237,512
0.80%, 09/20/33	JPY115,900	735,381
0.80%, 03/20/34	JPY243,950	1,536,853
0.90%, 09/20/34	JPY431,450	2,720,653
1.10%, 06/20/34	JPY273,000	1,758,225
1.20%, 12/20/34	JPY291,200	1,880,615
1.40%, 03/20/35	JPY336,550	2,205,675
1.50%, 06/20/35	JPY127,100	839,163
Japan Government Thirty Year Bond
0.30%, 06/20/46	JPY62,300	260,801
0.40%, 06/20/49	JPY135,750	529,758
0.40%, 09/20/49	JPY45,050	174,231
0.40%, 12/20/49	JPY81,800	313,981
0.40%, 03/20/50	JPY112,150	426,386
0.50%, 09/20/46	JPY53,900	235,430
0.50%, 03/20/49	JPY84,850	343,282
0.60%, 12/20/46	JPY121,300	539,214
0.60%, 06/20/50	JPY141,250	564,326
0.60%, 09/20/50	JPY104,950	415,450
0.70%, 06/20/48	JPY145,550	636,135
Security	Par (000)	Value
Japan (continued)
0.70%, 12/20/48	JPY86,300	$371,719
0.70%, 12/20/50	JPY147,700	597,157
0.70%, 03/20/51	JPY109,500	439,336
0.70%, 06/20/51	JPY137,050	545,274
0.70%, 09/20/51	JPY101,900	402,559
0.70%, 12/20/51	JPY102,050	400,059
0.80%, 03/20/46	JPY73,250	347,855
0.80%, 03/20/47	JPY46,600	215,775
0.80%, 06/20/47	JPY80,100	368,412
0.80%, 09/20/47	JPY63,000	287,820
0.80%, 12/20/47	JPY96,450	437,978
0.80%, 03/20/48	JPY61,050	275,178
0.90%, 09/20/48	JPY101,950	465,238
1.00%, 03/20/52	JPY120,200	511,902
1.20%, 06/20/53	JPY136,000	597,949
1.30%, 06/20/52	JPY69,900	321,721
1.40%, 09/20/45	JPY22,100	120,123
1.40%, 12/20/45	JPY10,750	58,151
1.40%, 09/20/52	JPY72,850	342,550
1.40%, 03/20/53	JPY90,850	423,904
1.50%, 12/20/44	JPY26,050	146,310
1.50%, 03/20/45	JPY44,550	249,069
1.60%, 06/20/45	JPY50,900	288,517
1.60%, 12/20/52	JPY62,200	306,743
1.60%, 12/20/53	JPY201,600	977,212
1.70%, 12/20/43	JPY34,100	201,649
1.70%, 03/20/44	JPY58,800	346,054
1.70%, 06/20/44	JPY50,250	294,686
1.70%, 09/20/44	JPY42,500	248,183
1.80%, 11/22/32	JPY14,050	96,577
1.80%, 03/20/43	JPY54,850	333,617
1.80%, 09/20/43	JPY49,300	297,523
1.80%, 09/20/53	JPY110,750	567,329
1.80%, 03/20/54	JPY176,950	898,491
1.90%, 09/20/42	JPY226,850	1,411,916
1.90%, 06/20/43	JPY36,350	223,769
2.00%, 12/20/33	JPY12,750	88,651
2.00%, 09/20/40	JPY133,050	863,899
2.00%, 09/20/41	JPY176,700	1,130,423
2.00%, 03/20/42	JPY136,850	869,723
2.10%, 09/20/54	JPY102,550	557,429
2.20%, 09/20/39	JPY165,900	1,118,857
2.20%, 03/20/41	JPY127,800	845,853
2.20%, 06/20/54	JPY166,450	927,241
2.30%, 05/20/32	JPY12,900	91,510
2.30%, 03/20/35	JPY85,850	608,687
2.30%, 06/20/35	JPY40,550	287,397
2.30%, 12/20/35	JPY26,450	186,983
2.30%, 12/20/36	JPY35,250	247,416
2.30%, 03/20/39	JPY157,450	1,081,665
2.30%, 03/20/40	JPY177,250	1,202,949
2.30%, 12/20/54	JPY175,700	998,694
2.40%, 03/20/34	JPY27,650	197,989
2.40%, 12/20/34	JPY22,150	158,440
2.40%, 03/20/37	JPY61,150	432,490
2.40%, 09/20/38	JPY83,500	582,556
2.40%, 03/20/55	JPY242,750	1,410,767
2.50%, 06/20/34	JPY26,450	190,775
2.50%, 09/20/34	JPY20,600	148,521
2.50%, 09/20/35	JPY19,000	136,830
2.50%, 03/20/36	JPY28,550	205,238

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Japan (continued)
2.50%, 06/20/36	JPY49,400	$354,540
2.50%, 09/20/36	JPY19,150	137,231
2.50%, 09/20/37	JPY47,450	337,442
2.50%, 03/20/38	JPY186,950	1,324,357
2.80%, 06/20/55	JPY45,900	290,756
Japan Government Twenty Year Bond
0.20%, 06/20/36	JPY113,400	642,394
0.30%, 06/20/39	JPY108,400	568,762
0.30%, 09/20/39	JPY164,350	855,961
0.30%, 12/20/39	JPY121,250	626,158
0.40%, 03/20/36	JPY49,700	289,901
0.40%, 03/20/39	JPY161,350	866,582
0.40%, 03/20/40	JPY138,950	723,738
0.40%, 06/20/40	JPY164,650	850,917
0.40%, 09/20/40	JPY237,150	1,216,196
0.40%, 06/20/41	JPY191,550	959,782
0.50%, 09/20/36	JPY57,900	337,229
0.50%, 03/20/38	JPY121,050	678,257
0.50%, 06/20/38	JPY48,150	267,788
0.50%, 12/20/38	JPY178,450	979,487
0.50%, 12/20/40	JPY176,150	911,296
0.50%, 03/20/41	JPY144,400	741,754
0.50%, 09/20/41	JPY238,600	1,207,303
0.50%, 12/20/41	JPY189,650	952,639
0.60%, 12/20/36	JPY79,100	463,396
0.60%, 06/20/37	JPY49,700	287,522
0.60%, 09/20/37	JPY141,000	810,750
0.60%, 12/20/37	JPY46,750	266,968
0.70%, 03/20/37	JPY96,700	569,902
0.70%, 09/20/38	JPY114,500	650,213
0.80%, 03/20/42	JPY140,850	741,564
0.90%, 06/20/42	JPY172,400	917,664
1.00%, 12/20/35	JPY147,850	923,445
1.10%, 09/20/42	JPY109,100	597,576
1.10%, 03/20/43	JPY95,300	516,465
1.10%, 06/20/43	JPY187,400	1,009,164
1.20%, 12/20/34	JPY115,950	748,823
1.20%, 03/20/35	JPY114,750	738,661
1.20%, 09/20/35	JPY98,050	627,195
1.30%, 06/20/35	JPY100,850	653,545
1.30%, 12/20/43	JPY118,550	654,399
1.40%, 09/20/34	JPY139,650	919,995
1.40%, 12/20/42	JPY129,800	743,725
1.50%, 06/20/32	JPY31,850	214,840
1.50%, 03/20/33	JPY30,850	207,337
1.50%, 03/20/34	JPY53,000	353,852
1.50%, 06/20/34	JPY94,200	627,554
1.50%, 09/20/43	JPY177,850	1,021,670
1.60%, 06/20/30	JPY48,400	328,866
1.60%, 03/20/32	JPY7,400	50,257
1.60%, 06/20/32	JPY19,050	129,301
1.60%, 03/20/33	JPY34,000	230,154
1.60%, 12/20/33	JPY81,750	551,249
1.60%, 03/20/44	JPY108,250	626,493
1.70%, 09/20/31	JPY16,050	109,719
1.70%, 12/20/31	JPY63,400	433,310
1.70%, 03/20/32	JPY25,950	177,351
1.70%, 06/20/32	JPY17,150	117,201
1.70%, 09/20/32	JPY82,800	565,423
1.70%, 12/20/32	JPY87,750	598,795
1.70%, 06/20/33	JPY79,550	541,837
Security	Par (000)	Value
Japan (continued)
1.70%, 09/20/33	JPY51,550	$350,728
1.80%, 06/20/30	JPY137,850	945,150
1.80%, 09/20/30	JPY1,000	6,862
1.80%, 06/20/31	JPY24,850	170,850
1.80%, 09/20/31	JPY63,150	434,093
1.80%, 12/20/31	JPY43,150	296,788
1.80%, 03/20/32	JPY89,300	613,943
1.80%, 12/20/32	JPY38,700	265,816
1.80%, 09/20/44	JPY232,850	1,382,910
1.90%, 12/20/28	JPY34,700	237,509
1.90%, 03/20/29	JPY13,050	89,464
1.90%, 09/20/30	JPY16,150	111,342
1.90%, 06/20/31	JPY58,350	403,304
1.90%, 06/20/44	JPY161,550	979,434
2.00%, 03/20/27	JPY1,900	12,857
2.00%, 06/20/30	JPY26,850	185,831
2.00%, 12/20/30	JPY6,650	46,122
2.00%, 03/20/31	JPY82,600	573,572
2.00%, 12/20/44	JPY186,400	1,141,515
2.10%, 12/20/26	JPY132,150	893,108
2.10%, 03/20/27	JPY46,800	317,191
2.10%, 06/20/27	JPY24,300	165,064
2.10%, 09/20/27	JPY16,250	110,685
2.10%, 12/20/27	JPY78,200	534,005
2.10%, 06/20/28	JPY1,050	7,206
2.10%, 09/20/28	JPY37,150	255,497
2.10%, 12/20/28	JPY23,450	161,581
2.10%, 03/20/29	JPY36,600	252,618
2.10%, 06/20/29	JPY73,350	507,098
2.10%, 09/20/29	JPY29,850	206,628
2.10%, 12/20/29	JPY94,250	653,519
2.10%, 03/20/30	JPY127,750	886,778
2.10%, 12/20/30	JPY152,350	1,061,772
2.20%, 09/20/27	JPY2,200	15,016
2.20%, 03/20/28	JPY67,800	465,365
2.20%, 09/20/28	JPY15,350	105,879
2.20%, 06/20/29	JPY20,500	142,234
2.20%, 12/20/29	JPY49,850	347,043
2.20%, 03/20/30	JPY58,550	408,142
2.20%, 03/20/31	JPY22,550	158,173
2.30%, 06/20/27	JPY44,550	303,717
2.30%, 06/20/28	JPY64,900	447,823
2.40%, 03/20/28	JPY18,950	130,716
2.40%, 06/20/28	JPY53,900	372,925
2.40%, 03/20/45	JPY207,550	1,350,713
Japan Government Two Year Bond
0.40%, 08/01/26	JPY101,350	670,288
0.40%, 09/01/26	JPY57,300	378,868
0.40%, 10/01/26	JPY26,800	177,118
0.50%, 11/01/26	JPY230,700	1,525,940
0.60%, 12/01/26	JPY35,500	235,049
0.60%, 01/01/27	JPY101,950	674,824
0.70%, 02/01/27	JPY131,600	872,016
0.70%, 05/01/27	JPY146,400	969,473
0.80%, 03/01/27	JPY219,050	1,453,632
0.80%, 06/01/27	JPY130,900	868,185
0.90%, 04/01/27	JPY289,300	1,922,656
2.50%, 06/20/45	JPY37,700	248,640
		145,637,727

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Netherlands — 4.5%
Netherlands Government Bond
0.00%, 01/15/27(b)	EUR2,121	$2,352,710
0.00%, 01/15/29(b)	EUR2,341	2,478,395
0.00%, 07/15/30(b)	EUR2,336	2,372,866
0.00%, 07/15/31(b)	EUR2,104	2,074,536
0.00%, 01/15/38(b)	EUR2,608	2,035,754
0.00%, 01/15/52(b)	EUR2,864	1,395,278
0.25%, 07/15/29(b)	EUR2,733	2,884,981
0.50%, 07/15/32(a)(b)	EUR2,432	2,408,768
0.50%, 01/15/40(b)	EUR2,522	2,004,888
0.75%, 07/15/27(b)	EUR2,571	2,864,268
0.75%, 07/15/28(b)	EUR3,363	3,689,329
2.00%, 01/15/54(b)	EUR2,802	2,426,690
2.50%, 01/15/30(b)	EUR2,297	2,639,422
2.50%, 01/15/33(b)	EUR2,644	2,990,779
2.50%, 07/15/33(b)	EUR1,780	2,004,521
2.50%, 07/15/34(b)	EUR1,677	1,871,879
2.50%, 07/15/35(b)	EUR1,596	1,764,892
2.75%, 01/15/47(b)	EUR3,963	4,169,813
3.25%, 01/15/44(a)(b)	EUR1,441	1,650,054
3.75%, 01/15/42(b)	EUR2,144	2,621,184
4.00%, 01/15/37(b)	EUR3,293	4,130,862
5.50%, 01/15/28(b)	EUR1,741	2,148,481
		54,980,350
New Zealand — 2.9%
New Zealand Government Bond
0.25%, 05/15/28	NZD6,868	3,703,780
1.50%, 05/15/31	NZD3,996	2,048,531
1.75%, 05/15/41	NZD2,880	1,096,558
2.00%, 05/15/32	NZD6,656	3,415,398
2.75%, 04/15/37(a)	NZD3,078	1,491,072
2.75%, 05/15/51	NZD3,272	1,258,403
3.00%, 04/20/29	NZD7,947	4,576,807
3.50%, 04/14/33(a)	NZD7,000	3,906,102
4.25%, 05/15/34	NZD4,020	2,337,032
4.25%, 05/15/36	NZD3,604	2,053,925
4.50%, 04/15/27(a)	NZD3,362	2,020,131
4.50%, 05/15/30	NZD6,193	3,752,780
4.50%, 05/15/35	NZD4,904	2,880,471
5.00%, 05/15/54	NZD1,840	1,046,508
		35,587,498
Norway — 1.6%
Norway Government Bond
1.25%, 09/17/31(b)	NOK17,206	1,433,969
1.38%, 08/19/30(a)(b)	NOK27,409	2,357,338
1.75%, 02/17/27(b)	NOK19,814	1,863,593
1.75%, 09/06/29(b)	NOK25,544	2,286,648
2.00%, 04/26/28(b)	NOK19,300	1,789,488
2.13%, 05/18/32(b)	NOK19,248	1,670,802
3.00%, 08/15/33(a)(b)	NOK26,973	2,444,129
3.50%, 10/06/42(a)(b)	NOK9,409	860,850
3.63%, 04/13/34(b)	NOK20,936	1,978,316
3.63%, 05/31/39(b)	NOK8,446	787,930
3.75%, 06/12/35(b)	NOK21,832	2,076,476
		19,549,539
Portugal — 4.6%
Portugal Obrigacoes do Tesouro OT
0.30%, 10/17/31(b)	EUR3,397	3,370,596
0.48%, 10/18/30(b)	EUR3,712	3,831,921
0.70%, 10/15/27(b)	EUR2,783	3,089,064
Security	Par (000)	Value
Portugal (continued)
0.90%, 10/12/35(b)	EUR2,588	$2,383,561
1.00%, 04/12/52(b)	EUR2,673	1,622,003
1.15%, 04/11/42(b)	EUR2,255	1,778,737
1.65%, 07/16/32(b)	EUR2,482	2,642,286
1.95%, 06/15/29(a)(b)	EUR4,122	4,652,826
2.13%, 10/17/28(b)	EUR5,071	5,784,129
2.25%, 04/18/34(b)	EUR3,195	3,448,877
2.88%, 10/20/34(b)	EUR2,088	2,353,706
3.00%, 06/15/35(a)(b)	EUR1,951	2,205,507
3.38%, 06/15/40(b)	EUR930	1,037,425
3.50%, 06/18/38(b)	EUR1,693	1,951,236
3.63%, 06/12/54(a)(b)	EUR1,100	1,190,557
3.88%, 02/15/30(b)	EUR2,638	3,205,865
4.10%, 04/15/37(b)	EUR3,325	4,097,288
4.10%, 02/15/45(b)	EUR2,512	3,022,641
4.13%, 04/14/27(b)	EUR3,006	3,549,482
		55,217,707
Singapore — 4.0%
Singapore Government Bond
1.25%, 11/01/26	SGD4,050	3,101,039
1.63%, 07/01/31	SGD2,193	1,659,799
1.88%, 03/01/50	SGD2,936	2,133,620
1.88%, 10/01/51	SGD2,528	1,822,286
2.25%, 08/01/36	SGD3,769	2,933,428
2.25%, 07/01/40	SGD500	388,236
2.38%, 07/01/39	SGD2,275	1,791,563
2.50%, 04/01/30	SGD1,099	873,647
2.63%, 05/01/28	SGD2,999	2,364,115
2.63%, 08/01/32	SGD2,229	1,787,148
2.75%, 03/01/35	SGD735	598,031
2.75%, 04/01/42	SGD3,036	2,517,981
2.75%, 03/01/46	SGD3,732	3,145,785
2.88%, 09/01/27	SGD1,811	1,428,338
2.88%, 08/01/28	SGD2,650	2,107,713
2.88%, 07/01/29	SGD3,634	2,910,195
2.88%, 09/01/30	SGD3,849	3,109,200
3.00%, 04/01/29	SGD1,232	988,722
3.00%, 08/01/72(a)	SGD2,894	2,622,364
3.25%, 06/01/54(a)	SGD1,582	1,482,321
3.38%, 09/01/33	SGD4,324	3,654,186
3.38%, 05/01/34	SGD1,272	1,080,299
3.50%, 03/01/27	SGD4,478	3,545,601
		48,045,617
Spain — 5.0%
Spain Government Bond
0.00%, 01/31/27	EUR1,393	1,541,857
0.00%, 01/31/28	EUR1,627	1,759,977
0.10%, 04/30/31(b)	EUR2,419	2,385,705
0.50%, 04/30/30(b)	EUR1,012	1,051,011
0.50%, 10/31/31(b)	EUR1,622	1,614,205
0.60%, 10/31/29(b)	EUR885	934,901
0.70%, 04/30/32(a)(b)	EUR1,239	1,231,179
0.70%, 04/30/32(b)	EUR633	629,005
0.80%, 07/30/27(b)	EUR1,409	1,567,993
0.80%, 07/30/29	EUR1,062	1,136,934
0.85%, 07/30/37(a)(b)	EUR1,289	1,098,415
1.00%, 07/30/42(b)	EUR736	553,878
1.00%, 10/31/50(b)	EUR1,208	742,649
1.20%, 10/31/40(b)	EUR902	735,191
1.25%, 10/31/30(b)	EUR1,166	1,242,391

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Spain (continued)
1.30%, 10/31/26(b)	EUR644	$728,220
1.40%, 04/30/28(b)	EUR1,532	1,711,852
1.40%, 07/30/28(b)	EUR1,361	1,515,114
1.45%, 10/31/27(b)	EUR820	922,444
1.45%, 04/30/29(b)	EUR920	1,015,399
1.45%, 10/31/71(b)	EUR395	202,668
1.50%, 04/30/27(b)	EUR2,109	2,384,191
1.85%, 07/30/35(b)	EUR1,488	1,502,228
1.90%, 10/31/52(b)	EUR992	744,993
1.95%, 07/30/30(b)	EUR1,198	1,328,338
2.35%, 07/30/33(b)	EUR934	1,018,111
2.40%, 05/31/28	EUR807	924,521
2.50%, 05/31/27	EUR820	942,531
2.55%, 10/31/32(b)	EUR1,138	1,269,452
2.70%, 01/31/30	EUR601	690,998
2.70%, 10/31/48(b)	EUR992	928,911
2.90%, 10/31/46(b)	EUR870	859,035
3.10%, 07/30/31	EUR1,318	1,533,822
3.15%, 04/30/33(a)(b)	EUR770	889,409
3.15%, 04/30/35(b)	EUR1,287	1,461,454
3.20%, 10/31/35(b)	EUR943	1,069,726
3.25%, 04/30/34(a)(b)	EUR929	1,072,133
3.45%, 10/31/34(b)	EUR846	987,757
3.45%, 10/31/34(a)(b)	EUR245	286,053
3.45%, 07/30/43(a)(b)	EUR804	875,346
3.45%, 07/30/66(b)	EUR677	662,852
3.50%, 05/31/29	EUR1,393	1,651,673
3.50%, 01/31/41(b)	EUR383	426,100
3.55%, 10/31/33(a)(b)	EUR1,028	1,216,935
3.90%, 07/30/39(a)(b)	EUR968	1,140,870
4.00%, 10/31/54(a)(b)	EUR765	863,711
4.20%, 01/31/37(b)	EUR1,102	1,355,045
4.70%, 07/30/41(b)	EUR1,167	1,492,154
4.90%, 07/30/40(b)	EUR1,026	1,338,864
5.15%, 10/31/28(b)	EUR1,433	1,779,442
5.15%, 10/31/44(b)	EUR937	1,264,804
5.75%, 07/30/32	EUR1,251	1,688,477
6.00%, 01/31/29	EUR956	1,224,379
		61,195,303
Sweden — 1.8%
Sweden Government Bond
0.13%, 05/12/31(a)	SEK25,195	2,289,523
0.75%, 05/12/28(a)	SEK30,595	3,024,887
0.75%, 11/12/29(a)	SEK39,555	3,826,219
1.00%, 11/12/26(a)	SEK38,590	3,893,946
1.75%, 11/11/33(a)	SEK26,135	2,552,563
2.25%, 06/01/32(a)	SEK17,980	1,832,870
2.25%, 05/11/35(a)	SEK24,475	2,457,513
3.50%, 03/30/39(a)	SEK18,160	2,037,972
		21,915,493
United Kingdom — 6.4%
United Kingdom Gilt
0.13%, 01/31/28(a)	GBP1,285	1,555,333
0.25%, 07/31/31(a)	GBP1,173	1,240,692
0.38%, 10/22/26(a)	GBP1,093	1,387,752
0.38%, 10/22/30(a)	GBP1,020	1,123,450
0.50%, 01/31/29(a)	GBP765	902,801
0.50%, 10/22/61(a)	GBP1,094	364,810
0.63%, 07/31/35(a)	GBP1,523	1,380,188
0.63%, 10/22/50(a)	GBP652	309,552
Security	Par (000)	Value
United Kingdom (continued)
0.88%, 10/22/29(a)	GBP663	$776,036
0.88%, 07/31/33(a)	GBP1,676	1,696,357
0.88%, 01/31/46(a)	GBP1,004	601,973
1.00%, 01/31/32(a)	GBP2,016	2,186,654
1.13%, 01/31/39(a)	GBP1,081	904,256
1.13%, 10/22/73(a)	GBP458	189,562
1.25%, 07/22/27(a)	GBP1,348	1,697,099
1.25%, 10/22/41(a)	GBP989	758,857
1.25%, 07/31/51(a)	GBP1,669	944,264
1.50%, 07/22/47(a)	GBP748	504,987
1.50%, 07/31/53(a)	GBP1,116	656,008
1.63%, 10/22/28(a)	GBP771	953,360
1.63%, 10/22/54(a)	GBP579	347,842
1.63%, 10/22/71(a)	GBP1,015	527,069
1.75%, 09/07/37(a)	GBP1,160	1,109,900
1.75%, 01/22/49(a)	GBP453	314,921
1.75%, 07/22/57(a)	GBP1,039	626,526
2.50%, 07/22/65(a)	GBP773	554,767
3.25%, 01/31/33(a)	GBP1,769	2,177,132
3.25%, 01/22/44(a)	GBP956	966,349
3.50%, 01/22/45(a)	GBP870	903,317
3.50%, 07/22/68(a)	GBP1,002	932,523
3.75%, 03/07/27(a)	GBP2,021	2,664,229
3.75%, 01/29/38(a)	GBP1,438	1,707,286
3.75%, 07/22/52(a)	GBP737	751,013
3.75%, 10/22/53(a)	GBP1,284	1,296,204
4.00%, 10/22/31(a)	GBP1,492	1,951,691
4.00%, 01/22/60(a)	GBP683	713,054
4.00%, 10/22/63(a)	GBP967	999,306
4.13%, 01/29/27(a)	GBP619	820,262
4.13%, 07/22/29(a)	GBP2,408	3,203,022
4.25%, 12/07/27(a)	GBP866	1,158,161
4.25%, 06/07/32(a)	GBP1,382	1,834,268
4.25%, 07/31/34(a)	GBP1,764	2,286,761
4.25%, 03/07/36(a)	GBP1,330	1,696,920
4.25%, 09/07/39(a)	GBP541	663,530
4.25%, 12/07/40(a)	GBP1,024	1,237,802
4.25%, 12/07/46(a)	GBP807	923,272
4.25%, 12/07/49(a)	GBP970	1,092,078
4.25%, 12/07/55(a)	GBP922	1,016,643
4.38%, 03/07/28(a)	GBP2,127	2,842,449
4.38%, 03/07/30(a)	GBP1,585	2,125,047
4.38%, 01/31/40(a)	GBP1,545	1,907,370
4.38%, 07/31/54(a)	GBP1,753	1,975,706
4.50%, 06/07/28(a)	GBP1,772	2,380,209
4.50%, 09/07/34(a)	GBP791	1,047,350
4.50%, 03/07/35(a)	GBP1,472	1,933,305
4.50%, 12/07/42(a)	GBP1,092	1,333,892
4.63%, 01/31/34(a)	GBP1,126	1,506,235
4.75%, 12/07/30(a)	GBP1,288	1,765,511
4.75%, 12/07/38(a)	GBP771	1,007,021
4.75%, 10/22/43(a)	GBP1,896	2,362,979
5.38%, 01/31/56(a)	GBP261	344,931
6.00%, 12/07/28(a)	GBP532	751,907
		77,893,751
Total Long-Term Investments — 98.9% (Cost: $1,241,868,938)		1,200,282,809

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	720,000	$720,000
Total Short-Term Securities — 0.0% (Cost: $720,000)		720,000
Total Investments — 98.9% (Cost: $1,242,588,938)		1,201,002,809
Other Assets Less Liabilities — 1.1%		12,780,218
Net Assets — 100.0%		$1,213,783,027

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$150,000	$570,000 (a)	$—	$—	$—	$720,000	720,000	$22,886	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® International Treasury Bond ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Foreign Government Obligations	$—	$1,200,282,809	$—	$1,200,282,809
Short-Term Securities
Money Market Funds	720,000	—	—	720,000
	$720,000	$1,200,282,809	$—	$1,201,002,809

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar